Revenues from Contracts with Customers - Summary of Revenues from Contracts with Customers, and Other Sources of Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contract With Customers [Line Items]
Revenues from contracts with customers	¥ 289,145	¥ 325,457	¥ 866,201	¥ 1,052,813
Other revenues	282,556	208,684	818,178	743,342
Total revenues	¥ 571,701	¥ 534,141	¥ 1,684,379	¥ 1,796,155